CMA

CMA TAX-EXEMPT FUND


Annual Report






March 31, 1999

MERRILL LYNCH BULL LOGO



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.



CMA Tax-Exempt Fund
Box 9011
Princeton, NJ 08543-9011


Printed on post-consumer recycled paper


TO OUR SHAREHOLDERS:

For the year ended March 31, 1999, CMA Tax-Exempt Fund paid shareholders a net annualized yield of 2.87%.* As of March 31, 1999, the Fund's 7-day yield was 2.48%.

Economic Environment
During the six-month period ended March 31, 1999, interest rates for short-term securities were somewhat mixed. The outset of the period was characterized by falling interest rates as investors continued to seek the quality and safety of US Treasury bills during a time of global financial uncertainty. In an effort to calm investors and restore order to financial markets, including the US stock market, the Federal Reserve Board embarked on a series of interest rate cuts. The first cut was at the end of the previous six-month period, but the last two came in October and November, which altogether reduced the Federal Funds rate by 75 basis points (0.75%) to 4.75%.

The March period was marked by falling short-term interest rates from both increased demand for US Treasury bills as well as from investor expectations of slower economic growth and additional Federal Reserve Board interest rate cuts. However, the 75 basis points cut in interest rates seemed sufficient to restore order to the financial markets, and in some cases, caused equity markets to rally significantly. Additionally, economic growth continued to exceed expectations in the fourth quarter of 1998 and into the first quarter of 1999. Although inflation remained benign, this exceedingly strong economic growth created a concern that the Federal Reserve Board might have to actually raise interest rates in order to keep growth from igniting inflation. Consequently, the second half of the period was marked primarily by rising short-term interest rates. For example, the yield on the one-year US Treasury bill, which began the period at 4.49%, fell to the mid-3.75% range at mid-October, but closed the period at 4.69%.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


During the six-month period ended March 31, 1999, interest rates on short-term tax-exempt securities also experienced the same degree of volatility. However, this volatility was created more by supply and demand factors than by events in the other financial markets. Interest rates fell in October and November for securities with maturities of six months--one year as demand remained strong. These rates remained low into January 1999 as demand continued to strengthen, especially in a period of low new-issue volume. However, as demand began to subside in February and because of historically rich levels of short-term tax-exempt issues, interest rates began to rise. For example, yields on nine-month--one-year tax-exempt notes, which began the period in the 3.05% range, fell to as low as 2.75% by early January only to rise and end the period in the 3.15% area. Assets of the tax-exempt money fund industry rose almost $20 billion, an increase of over 11% for the six-month period. This increase occurred in an environment in which new-issue supply fell to $16.3 billion for the period, a decrease of 33% from the $24.2 billion issued in the previous six-month period. In general, supply of fixed rate notes has declined in the last two years, since the strong economy bolstered municipal balance sheets and created the need for less borrowing. This trend is expected to continue in 1999.

Investment Strategy
During the fiscal year ended March 31, 1999, net assets of CMA Tax-Exempt Fund rose to a record high level, closing the period at approximately $9.6 billion. We maintained the Fund's average portfolio maturity in the 35-day--45-day range for most of the fiscal year as the yield curve for short-term tax-exempt securities continued to remain flat to inverted. We deviated from this strategy only during periods when demand for variable rate products was exceptionally strong. In a flat or inverted yield curve environment, there is little or no yield reward for purchasing longer-dated securities. During times of heavier-than-normal new issuance, we extended our average life by utilizing six-month--one-year notes or tax-exempt commercial paper when yields appeared to be attractive. This strategy served to enhance the Fund's performance as it outperformed the average of its peer group for the fiscal year as measured by Lipper Analytical Services, while at the same time allowing us to maintain an extremely high-quality portfolio. Credit quality and diversification remain paramount to the Fund as we seek to offer shareholders an attractive tax-exempt market yield.

In Conclusion
We thank you for your continued support of CMA Tax-Exempt Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Peter J. Hayes)
Peter J. Hayes
Vice President and Portfolio Manager



May 12, 1999





After more than 20 years of service, Arthur Zeikel recently retired as Chairman of Merrill Lynch Asset Management, L.P. (MLAM). Mr. Zeikel served as President of MLAM from 1977 to 1997 and as Chairman since December 1997. Mr. Zeikel is one of the country's most respected leaders in asset management and presided over the growth of Merrill Lynch's asset management business. During his tenure, client assets under management grew from $300 million to over $500 billion. Mr. Zeikel will remain on Merrill Lynch CMA Tax-Exempt Fund's Board of Trustees. We are pleased to announce that Terry K. Glenn has been elected President and Trustee of the Fund. Mr. Glenn has held the position of Executive Vice President of MLAM since 1983.

Mr. Zeikel's colleagues at MLAM join the Fund's Board of Trustees in wishing him well in his retirement from Merrill Lynch and are pleased that he will continue as a member of the Fund's Board of Trustees.




Portfolio Abbreviations for CMA Tax-Exempt Fund

ACES SM       Adjustable Convertible Extendible Securities
AMT           Alternative Minimum Tax (subject to)
BAN           Bond Anticipation Notes
COP           Certificates of Participation
CP            Commercial Paper
DATES         Daily Adjustable Tax-Exempt Securities
EDA           Economic Development Authority
FLOATS        Floating Rate Securities
GO            General Obligation Bonds
HFA           Housing Finance Agency
IDA           Industrial Development Authority
IDB           Industrial Development Board
IDR           Industrial Development Revenue Bonds
M/F           Multi-Family
MSTR          Municipal Securities Trust Receipts
PCR           Pollution Control Revenue Bonds
RAN           Revenue Anticipation Notes
S/F           Single-Family
TAN           Tax Anticipation Notes
TAW           Tax Anticipation Warrants
TRAN          Tax Revenue Anticipation Notes
UPDATES       Unit Price Adjustable Tax-Exempt Securities
VRDN          Variable Rate Demand Revenue Bonds




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999                                                           (IN THOUSANDS)
                       Face                                                                                     Value
State                 Amount                           Issue                                                  (Note 1a)
Alabama--2.4%        $ 9,435    Alabama Special Care Facilities Financing Authority, Montgomery
                                Health Care Facilities Revenue Bonds (Saint Margaret's Hospital),
                                VRDN, 3.20% due 11/01/2013 (h)                                                $    9,435
                      67,500    Birmingham, Alabama, Medical Clinic Board, Revenue Refunding Bonds
                                (U.A.H.S.F.), VRDN, 3% due 12/01/2026 (h)                                         67,500
                                Columbia, Alabama, IDB, PCR, Refunding (Alabama Power
                                Company Project), VRDN (h):
                      25,000        Series A, 2.85% due 5/01/2022                                                 25,000
                      10,300        Series C, 3.05% due 10/01/2022                                                10,300
                       7,900        Series E, 3% due 10/01/2022                                                    7,900
                      14,700    Mobile, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                                VRDN, 2.90% due 6/01/2015 (h)                                                     14,700
                      25,050    Parrish, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                                VRDN, 2.85% due 6/01/2015 (h)                                                     25,050
                      24,000    Stevenson, Alabama, IDB, Environmental Improvment Revenue Bonds
                                (Mead Corporation Project), VRDN, AMT, 2.95% due 1/01/2031 (h)                    24,000
                      48,900    West Jefferson, Alabama, IDB, PCR, Refunding (Alabama Power
                                Company Project), VRDN, 2.90% due 6/01/2028 (h)                                   48,900

Alaska--0.5%          17,000    Anchorage, Alaska, GO, TAN, 3.75% due 1/04/2000                                   17,101
                                Valdez, Alaska, Marine Terminal Revenue Refunding Bonds
                                (Exxon Pipeline Company Project), VRDN (h):
                      27,300        2.85% due 10/01/2025                                                          27,300
                       3,600        Series B, 3% due 12/01/2033                                                    3,600
                       4,335        Series C, 3% due 12/01/2033                                                    4,335

Arizona--2.0%         26,300    Apache County, Arizona, IDA, IDR (Tucson Electric), VRDN,
                                Series 83B, 3.05% due 12/15/2018 (h)                                              26,300
                      10,200    Arizona Educational Loan Marketing Corporation, Educational
                                Loan Revenue Bonds, VRDN, AMT, Series A, 3.10% due 3/01/2015 (f)(h)               10,200
                       6,350    Coconino County, Arizona, Pollution Control Corporation
                                Revenue Bonds (Arizona Public Service--Navajo Project),
                                VRDN, AMT, Series A, 2.95% due 10/01/2029 (h)                                      6,350
                      16,900    Maricopa County, Arizona, IDA, Hospital Facility Revenue
                                Refunding Bonds (Samaritan Health Service Hospital), VRDN,
                                Series B2, 3% due 12/01/2008 (f)(h)                                               16,900
                      11,100    Maricopa County, Arizona, Pollution Control Corporation, PCR
                                (El Paso Electric Company Project), VRDN, Series A, 3% due 7/01/2014 (h)          11,100
                                Maricopa County, Arizona, Pollution Control Corporation, PCR,
                                Refunding, VRDN (h):
                       6,650        (Arizona Public Service Company), Series A, 3% due 5/01/2029                   6,650
                       9,200        (Arizona Public Service Company), Series D, 2.90% due 5/01/2029                9,200
                      25,000        (El Paso Electric Company Project), Series A, 3.15% due 8/01/2015             25,000
                      20,785    Phoenix, Arizona, Civic Improvement Corporation, Wastewater Systems,
                                Lease Revenue Bonds, Tender Option Certificates, VRDN,
                                Series BTP-250, 3.20% due 7/01/2023 (h)                                           20,785
                      11,100    Pinal County, Arizona, IDA, PCR (Newmont Mining), DATES, 2.85%
                                due 12/01/2009 (h)                                                                11,100




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)                                               (IN THOUSANDS)
                       Face                                                                                     Value
State                 Amount                           Issue                                                  (Note 1a)
Arizona                         Salt River Project, Arizona, Agriculture Improvement and Power
(concluded)                     District, Electric System Revenue Promissory Notes, CP:
                     $14,000        2.95% due 5/04/1999                                                       $   14,000
                      20,581        2.95% due 5/05/1999                                                           20,581
                      11,006        2.90% due 5/07/1999                                                           11,006
                       8,900    Tempe, Arizona, Excise Tax Revenue Bonds, VRDN, 2.90% due 7/01/2023 (h)            8,900

Arkansas--                      Arkansas State Development Finance Authority, S/F Mortgage Revenue Bonds
0.2%                            (Mortgage Backed Securities Program), AMT (d):
                       3,495        Series B, 3.75% due 7/01/1999                                                  3,495
                      14,000        Series C, 3% due 3/01/2000                                                    14,000

California--          41,425    California Higher Education Loan Authority Inc., Student Loan Revenue Bonds,
1.1%                            AMT, Series C, 3.75% due 6/01/1999 (i)                                            41,425
                      21,500    California Higher Education Loan Authority Inc., Student Loan Revenue
                                Refunding Bonds, Series A, 3.80% due 5/01/1999                                    21,500
                      40,000    Los Angeles County, California, Metropolitan Transportation
                                Authority, Revenue Refunding Bonds, MSTR, VRDN, Series SGB 1,
                                3.04% due 7/01/2025 (e)(h)                                                        40,000

Colorado--            69,000    Colorado Health Facilities Authority, Revenue Refunding Bonds
1.3%                            (Catholic Health),  VRDN, Series B, 3% due 12/01/2025 (h)                         69,000
                      10,500    Denver, Colorado, City and County Airport Revenue Bonds,
                                VRDN, AMT, Series F, 3.10% due 11/15/2025 (h)                                     10,500
                      14,705    Moffat County, Colorado, PCR, Refunding (Pacificorp
                                Projects), VRDN, 3% due 5/01/2013 (a)(h)                                          14,705
                      14,755    Palomino Park, Colorado, Public Improvements Corporation,
                                Assessment Lien Revenue Bonds, VRDN, 3.20% due 12/01/2035 (h)                     14,755
                                Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company
                                Project), VRDN (h):
                       6,500        AMT, Series B, 3.05% due 4/01/2014                                             6,500
                       5,010        Series A, 2.90% due 4/01/2016                                                  5,010
                       8,000    Westminster, Colorado, IDR, Refunding (Ball Corporation Project),
                                VRDN, 3% due 6/01/2005 (h)                                                         8,000

Connecticut--         28,000    Bridgeport, Connecticut, GO, BAN, 3.50% due 1/18/2000                             28,054
1.1%                  22,000    Connecticut State Special Assignment, Unemployment Compensation
                                Revenue Bonds (Connecticut Unemployment), Series C, 3.60% due 7/01/1999 (c)       22,000
                       8,650    Connecticut State Special Tax Obligation, Tender Option Certificates,
                                Series BTP-262, 3% due 8/25/1999                                                   8,650
                                Connecticut State Tender Option Certificates:
                       7,920        Series BTP-292, 3% due 8/25/1999                                               7,920
                       3,560        VRDN, Series BTP-189, 3.20% due 5/01/2005 (h)                                  3,560
                                Eagle Tax-Exempt Trust, Connecticut, VRDN, Class 0701 (h):
                      13,200        Series 94, 2.95% due 8/15/2012                                                13,200
                      24,750        Series 96, 3.11% due 11/15/2004                                               24,750

Delaware--                      ABN-Amro Munitops Certificates Trust:
1.1%                  13,500        Series 1998-22, 3.20% due 6/02/1999                                           13,500
                      18,000        Series 1998-27, 3.40% due 11/17/1999                                          18,000
                      10,000        VRDN, AMT, Series 1998-15, 3.25% due 6/02/1999 (h)                            10,000
                      20,000        VRDN, Series 1998-16, 3.18% due 10/04/2006 (h)                                20,000
                      34,000    Delaware State EDA, IDR (Star Enterprise Project), VRDN, AMT,
                                Series B, 3.05% due 8/01/2029 (h)                                                 34,000
                       6,930    Delaware State EDA Revenue Bonds, FLOATS, Series PMD-1,
                                3.26% due 3/01/2020 (h)                                                            6,930

District of                     District of Columbia, GO, General Fund Recovery, VRDN (h):
Columbia--            11,980        Series B-1, 3.10% due 6/01/2003                                               11,980
0.7%                  14,800        Series B-3, 3.10% due 6/01/2003                                               14,800
                      16,800    District of Columbia, Hospital Revenue Bonds (Providence
                                Hospital), VRDN, Series A, 3.20% due 12/01/2019 (h)                               16,800
                      26,700    Eagle Tax-Exempt Trust, Washington D.C., GO, VRDN,
                                Series 94-A, 3.11% due 6/01/2005 (h)                                              26,700



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)                                               (IN THOUSANDS)
                       Face                                                                                     Value
State                 Amount                           Issue                                                  (Note 1a)
Florida--2.3%        $12,000    Capital Projects Finance Authority, Florida Revenue Bonds
                                (Florida Hospital Association-Capital Projects Loan), VRDN,
                                Series A, 3.15% due 6/01/2028 (e)(h)                                          $   12,000
                      54,240    Dade County, Florida, Water and Sewer System Revenue Bonds,
                                VRDN, 3.15% due 10/05/2022 (c)(h)                                                 54,240
                      24,750    Eagle Tax-Exempt Trust, Florida Turnpike, VRDN, Series 96C,
                                Class 0903, 3.10% due 7/01/2025 (h)                                               24,750
                      27,965    Florida State Board of Education, Capital Outlay, GO,
                                MSTR, VRDN, Series SGA-67, 3.05% due 6/01/2022 (h)                                27,965
                      24,195    Florida State Municipal Power Agency, Revenue Refunding
                                Bonds (Stanton Project), VRDN, 2.90% due 10/01/2019 (f)(h)                        24,195
                       6,050    Greater Orlando Aviation Authority, Orlando, Florida,
                                Airport Facilities Revenue Bonds, FLOATS, Series A-51,
                                Registered D, 3.15% due 10/01/2023 (h)                                             6,050
                      12,500    Hillsborough County, Florida, IDA, PCR, Refunding
                                (Tampa Electric Company-Gannon), VRDN, 2.90% due 5/15/2018 (h)                    12,500
                       5,000    Jacksonville, Florida, CP, 3% due 5/06/1999                                        5,000
                      10,000    Jacksonville, Florida, PCR, Refunding (Florida Power & Light Co.
                                Project), VRDN, 2.90% due 5/01/2029 (h)                                           10,000
                       4,935    Jacksonville, Florida, Revenue Bonds (YMCA Florida First
                                Coast Project), VRDN, 3.05% due 3/01/2018 (h)                                      4,935
                      11,000    Pinellas County, Florida, HFA, S/F Housing Revenue Bonds,
                                Multi-County, AMT, Series A-4, 3.05% due 10/01/1999 (d)                           11,000
                                Sunshine State Governmental Financing Commission, Florida,
                                Revenue Bonds, CP:
                       6,800        3% due 5/03/1999                                                               6,800
                      20,980        2.95% due 5/13/1999                                                           20,980
                       6,360    Volusia County, Florida, Health Facilities Authority Revenue Bonds
                                (Pooled Hospital Loan Program), ACES, 3% due 11/01/2015 (c)(h)                     6,360

Georgia--4.4%                   Bartow County, Georgia, Development Authority, PCR, Refunding
                                (Georgia Power Company Plant-Bowen Project), VRDN (h):
                      41,400        2.90% due 3/01/2024                                                           41,400
                       8,045        First Series, 2.90% due 6/01/2023                                              8,045
                                Burke County, Georgia, Development Authority, PCR
                                (Georgia Power Company Plant-Vogtle Project), VRDN (h):
                      30,200        2.90% due 9/01/2026                                                           30,200
                      22,000        Third Series, 2.90% due 7/01/2024                                             22,000
                                Burke County, Georgia, Development Authority, PCR, Refunding
                                (Georgia Power Company Plant-Vogtle Project), VRDN (h):
                      37,200        AMT, 2.95% due 9/01/2034                                                      37,200
                      27,025        Second Series, 2.90% due 4/01/2025                                            27,025
                      26,400        Third Series, 2.90% due 9/01/2025                                             26,400
                      29,706    Georgia Municipal Association, Pooled Bonds, COP, VRDN,
                                3% due 12/15/2020 (f)(h)                                                          29,706
                                Georgia Municipal Gas Authority, Gas Revenue Bonds, VRDN (h):
                      14,615        (Agency Project), Series A, 3.05% due 11/01/2006                              14,615
                      98,200        (Gas Portfolio II Project), Series C, 3.05% due 1/01/2008                     98,200
                      15,800    Heard County, Georgia, Development Authority, PCR, Refunding
                                (Georgia Power Company Plant-Wansley), VRDN, 2.90% due 9/01/2029 (h)              15,800
                                Metropolitan Atlanta Rapid Transit Authority, Georgia,
                                Sales Tax Revenue Bonds, Tender Option Certificates, VRDN(h):
                       7,005        Series BTP-212, 3.12% due 7/01/2002                                            7,005
                       7,340        Series BTP-213, 3.12% due 7/01/2004                                            7,340
                      25,200    Monroe County, Georgia, Development Authority, PCR, Refunding
                                (Georgia Power Company-Scherer), VRDN, First Series, 2.90% due 7/01/2025 (h)      25,200
                       5,400    Municipal Electric Authority, Georgia, Revenue Refunding Bonds
                                (Project One), VRDN, Series B, 2.95% due 1/01/2016 (h)                             5,400
                                Putnam County, Georgia, Development Authority, PCR, Refunding
                                (Georgia Power Company Plant Project), VRDN (h):
                       4,600        2.90% due 3/01/2024                                                            4,600
                      16,800        First Series, 2.90% due 6/01/2023                                             16,800
                      13,700        Second Series, 2.90% due 9/01/2029                                            13,700



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)                                               (IN THOUSANDS)
                       Face                                                                                     Value
State                 Amount                           Issue                                                  (Note 1a)
Idaho--0.2%          $22,600    Idaho Health Facilities Authority Revenue Bonds, Pooled
                                Financing Program, ACES, 3.10% due 10/01/2010 (h)                             $   22,600

Illinois--8.7%        16,650    Chicago, Illinois, GO, VRDN, Series B, 3% due 1/01/2012 (h)                       16,650
                       7,000    Chicago, Illinois, IDR (Enterprise Center VIII Project),
                                VRDN, AMT, 3.09% due 6/01/2022 (h)                                                 7,000
                      26,000    Chicago, Illinois, Midway Airport Revenue Bonds,
                                Second Lien, VRDN, AMT, Series A, 3% due 1/01/2029 (f)(h)                         26,000
                                Chicago, Illinois, O'Hare International Airport Revenue Bonds
                                (American Airlines), DATES (h):
                      20,200        Series A, 2.90% due 12/01/2017                                                20,200
                      26,900        Series B, 2.90% due 12/01/2017                                                26,900
                      23,500        Series C, 2.90% due 12/01/2017                                                23,500
                      18,200        Series D, 2.90% due 12/01/2017                                                18,200
                       6,228    Chicago, Illinois, O'Hare International Airport Revenue Bonds
                                (General Airport Second Lien), VRDN, Series B, 3.05% due 1/01/2015 (h)             6,228
                      14,800    Chicago, Illinois, O'Hare International Airport, Special Facilities
                                Revenue Bonds (Compagnie Nationale-Air France), VRDN, AMT,
                                3.20% due 5/01/2018 (h)                                                           14,800
                      15,000    Chicago, Illinois, Park District Warrants, TAW, 4.30% due 9/17/1999               15,050
                     125,000    Chicago, Illinois, Tender Notes, GO, VRDN, 2.95% due 1/27/2000 (h)               125,000
                      19,800    Eagle Tax-Exempt Trust, Chicago, Illinois, Emergency Phone,
                                VRDN, Series 96C, Class 1302, 2.95% due 1/01/2012 (h)                             19,800
                                Eagle Tax-Exempt Trust, Chicago, Illinois, GO, Class 1301:
                      14,380        Series 95, 3% due 5/04/1999                                                   14,380
                       9,900        Series 98, 2.95% due 5/04/1999                                                 9,900
                      14,355    Eagle Tax-Exempt Trust, Illinois, Metropolitan Expo Center,
                                VRDN, Series 98, Class 1306, 2.95% due 6/15/2029 (h)                              14,355
                       9,900    Eagle Tax-Exempt Trust, Illinois State, GO, VRDN, Series 96C,
                                Class 1302, 3.10% due 7/01/2020 (h)                                                9,900
                      12,200    Illinois Development Finance Authority, PCR, Refunding
                                (Commonwealth Edison Company Project), VRDN, Series B, 2.95%
                                due 10/15/2014 (h)                                                                12,200
                      21,500    Illinois Development Finance Authority, Revenue Bonds
                                (Lyric Opera Chicago Project), VRDN, 2.95% due 12/01/2028 (h)                     21,500
                                Illinois Development Finance Authority, Revenue Refunding Bonds, VRDN (h):
                       6,000        (Olin Corporation Project), Series A, 2.95% due 6/01/2004                      6,000
                      32,000        (Provena Health), Series B, 2.90% due 5/01/2028 (f)                           32,000
                                Illinois Educational Facilities Authority Revenue Bonds, VRDN (h):
                      20,000        (The Adler Planetarium), 3% due 4/01/2031                                     20,000
                       5,000        (Chicago Historical Society), 3% due 12/01/2025                                5,000
                      26,100        (Illinois Institute of Technology), Series A, 3% due 9/01/2025                26,100
                                Illinois Educational Facilities Authority, Revenue
                                Refunding Bonds, VRDN (h):
                      16,300        (Art Institute of Chicago), 3.05% due 3/01/2027                               16,300
                      17,800        (Northwestern University), 3.05% due 12/01/2025                               17,800
                      22,000    Illinois Health Facilities Authority, Revenue Bonds (Evanston
                                Hospital Corporation Project), CP, 3.10% due 11/01/1999                           22,000
                                Illinois Health Facilities Authority Revenue Bonds:
                       6,900        (Cent DuPage-Healthcorp Project), VRDN, 2.85% due 11/01/2020 (h)               6,900
                      10,000        (Evanston Hospital Corporation), CP, Series B, 2.95% due 11/30/1999           10,000
                      10,000        (Evanston Hospital Corporation), CP, Series C, 2.95% due 11/30/1999           10,000
                      10,000        (Evanston Hospital Corporation), CP, Series D, 2.95% due 11/30/1999           10,000
                      41,000        (Northwest Community Hospital), VRDN, 3% due 7/01/2025 (h)                    41,000
                       5,000        (Northwestern Memorial Hospital), VRDN, 2.90% due 8/15/2025 (h)                5,000
                       7,000        (Revolving Fund Pooled), VRDN, Series F, 3% due 8/01/2015 (h)                  7,000
                                Illinois Health Facilities Authority, Revenue Refunding Bonds, VRDN (h):
                      60,825        (Advocate Health Care), Series B, 3.20% due 8/15/2022                         60,825
                      19,700        (The Carle Foundation), Series B, 3.05% due 7/01/2028 (a)                     19,700
                      19,805        (Little Company of Mary Hospital), Series A, 3.10% due 8/15/2021 (f)          19,805
                      29,200        (University of Chicago Hospitals), 2.90% due 8/01/2026 (f)                    29,200



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)                                               (IN THOUSANDS)
                       Face                                                                                     Value
State                 Amount                           Issue                                                  (Note 1a)
Illinois             $18,815    Illinois State, FLOATS, Series SG-60, 3.07%
(concluded)                     due 8/01/2019 (h)                                                             $   18,815
                       6,000    Illinois State, GO, 3.50% due 3/01/2000                                            6,020
                       4,900    Illinois Student Assistance Commission, Student Loan
                                Revenue Bonds, VRDN, AMT, Series A, 3.10% due 3/01/2006 (h)                        4,900
                      21,350    Regional Transportation Authority, Illinois, FLOATS, Series SG-82,
                                3.07% due 6/01/2025 (h)                                                           21,350
                                Southwestern Illinois Development Authority, Solid Waste
                                Disposal Revenue Bonds (Shell Oil Company-Wood River Project),
                                VRDN, AMT (h):
                      11,100        3.05% due 8/01/2021                                                           11,100
                      10,600        3.05% due 4/01/2022                                                           10,600
                       7,000    Will County, Illinois, Exempt Facilities Revenue Bonds
                                (Amoco Chemical Company Project), VRDN, AMT, 3.05% due 3/01/2028 (h)               7,000

Indiana--4.0%          3,125    Elkhart County, Indiana, Mortgage Revenue Bonds
                                (Hubbard Hill Estates), VRDN, Series A, 3.35% due 7/01/2027 (h)                    3,125
                                Fort Wayne, Indiana, Hospital Authority, Hospital Revenue
                                Bonds (Parkview Memorial Hospital), VRDN (h):
                       1,645        Series B, 3% due 1/01/2016                                                     1,645
                       2,700        Series B, 3% due 1/01/2020                                                     2,700
                       3,505        Series C, 3% due 1/01/2016                                                     3,505
                       5,670        Series D, 3% due 1/01/2016                                                     5,670
                       5,800    Hammond, Indiana, PCR, Refunding (Amoco Oil Company Project),
                                VRDN, 2.85% due 2/01/2022 (h)                                                      5,800
                     114,000    Indiana Bond Bank Revenue Notes (Advance Funding Program
                                Note), Series A-2, 3.50% due 1/19/2000                                           114,444
                      15,000    Indiana Health Facilities Financing Authority, Hospital
                                Revenue Bonds (Community Hospitals Project), VRDN, Series A, 3.10%
                                due 7/01/2027 (h)                                                                 15,000
                                Indiana Health Facilities Financing Authority, Hospital Revenue
                                Refunding Bonds, VRDN (h):
                      14,730        (Charity Obligation Group), Series E, 3.10% due 11/01/2026                    14,730
                      20,700        (Clarian Health Partners), Series B, 3.10% due 2/15/2026                      20,700
                      18,200        (Clarian Health Partners), Series C, 3.10% due 2/15/2026                      18,200
                       9,150    Indiana Health Facilities Financing Authority Revenue Bonds
                                (Capital Access Designated Pool), VRDN, 3% due 1/01/2012 (h)                       9,150
                      22,500    Indiana Secondary Market Educational Loans Inc., Educational
                                Loan Revenue Bonds, VRDN, AMT, Series B, 3.10% due 12/01/2014 (a)(h)              22,500
                      23,500    Indiana State Development Finance Authority, Environmental
                                Revenue Refunding and Improvement Bonds (USX Corporation Project),
                                3% due 8/05/1999                                                                  23,500
                      20,700    Indianapolis, Indiana, Local Public Improvement Bond Bank
                                Revenue Notes, Limited Obligation Notes, Series G, 3.50% due 8/15/1999            20,738
                                Jasper County, Indiana, PCR, Refunding (Northern Indiana Public
                                Service), VRDN (h):
                       9,800        Series A, 3% due 8/01/2010                                                     9,800
                       8,000        Series B, 3% due 6/01/2013                                                     8,000
                      36,800        Series C, 3% due 4/01/2019                                                    36,800
                       9,400    Princeton, Indiana, PCR, Refunding (PSI Energy Incorporated
                                Project), VRDN, 2.95% due 4/01/2022 (h)                                            9,400
                       9,000    Purdue University, Indiana, University Revenue Bonds (Student Fee),
                                VRDN, Series O, 2.95% due 7/01/2019 (h)                                            9,000
                                Rockport, Indiana, PCR, Refunding (AEP Generating Company
                                Project), VRDN (a)(h):
                      14,200        Series A, 2.90% due 7/01/2025                                                 14,200
                       7,900        Series B, 3% due 7/01/2025                                                     7,900
                       7,600    Whiting, Indiana, Industrial Sewer and Solid Waste Disposal,
                                Revenue Refunding Bonds (Amoco Oil Company Project), VRDN, AMT,
                                3.30% due 1/01/2026 (h)                                                            7,600




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)                                               (IN THOUSANDS)
                       Face                                                                                     Value
State                 Amount                           Issue                                                  (Note 1a)
Iowa--2.2%                      Iowa Finance Authority, Solid Waste Disposal
                                Revenue Bonds (Cedar River Paper Company Project), VRDN, AMT (h):
                     $ 4,730        3.10% due 3/01/2033                                                       $    4,730
                      66,400        Series A, 3.10% due 7/01/2023                                                 66,400
                      42,000        Series A, 3.10% due 6/01/2024                                                 42,000
                      20,500        Series A, 3.10% due 5/01/2025                                                 20,500
                      45,000    Iowa State School Cash Anticipation Program Warrants
                                (Iowa School Corporation Warrant Certificates), Series A,
                                4.50% due 6/25/1999 (e)                                                           45,087
                      14,500    Iowa Student Loan Liquidity Corporation, Student Loan
                                Revenue Bonds, VRDN, AMT, Series B, 3.15% due 12/01/2013 (a)(h)                   14,500
                      18,300    Polk County, Iowa, Revenue Refunding Bonds (Catholic Health),
                                VRDN, Series B, 3% due 12/01/2015 (h)                                             18,300

Kansas--0.3%           9,100    Butler County, Kansas, Solid Waste Disposal Facilities
                                Revenue Bonds (Texaco Refining and Marketing), VRDN, AMT,
                                Series A, 3.10% due 8/01/2024 (h)                                                  9,100
                      17,500    Kansas State Development Finance Authority, Health Facilities
                                Revenue Bonds (Stormont-Vail), VRDN, Series M, 2.95% due 11/15/2023 (f)(h)        17,500

Kentucky--3.1%         5,100    Ashland, Kentucky, PCR, Refunding (Calgon Carbon Corporation
                                Project), FLOATS, Series A, 3.25% due 10/01/2006 (h)                               5,100
                      22,700    Carroll County, Kentucky, Collateralized Solid Waste Disposal
                                Facilities Revenue Bonds (Kentucky Utilities Company Project),
                                VRDN, AMT, Series A, 3.10% due 11/01/2024 (h)                                     22,700
                       9,900    Clark County, Kentucky, PCR, Refunding (Kentucky Power
                                National Rural), FLOATS, Series J-1, 3.10% due 4/15/1999 (h)                       9,900
                                Daviess County, Kentucky, Solid Waste Disposal Facility Revenue
                                Bonds (Scott Paper Company Project), VRDN, AMT (h):
                      44,100        Series A, 2.95% due 12/01/2023                                                44,100
                      16,300        Series A, 2.95% due 5/01/2024                                                 16,300
                      26,200        Series B, 2.95% due 12/01/2023                                                26,200
                      21,700        Series B, 2.95% due 5/01/2024                                                 21,700
                      25,000    Kentucky Asset/Liability Commission, General Fund Revenue Notes,
                                Project Notes, Security Series, 3.50% due 11/01/1999                              25,079
                                Kentucky Asset/Liability Commission, General Fund, Series A:
                      19,000        CP, 2.85% due 8/11/1999                                                       19,000
                      35,000        TRAN, 4.50% due 6/25/1999                                                     35,074
                      20,000    Kentucky Economic Development Finance Authority, Hospital Facilities
                                Revenue Refunding Bonds (Baptist Healthcare), VRDN, Series C,
                                2.95% due 8/15/2031 (f)(h)                                                        20,000
                      14,000    Kentucky Economic Development Finance Authority Revenue Bonds
                                (Pooled Hospital Loan Program), VRDN, 3.15% due 8/01/2018 (h)                     14,000
                      38,300    Kentucky State Pollution Abatement and Water Resource Finance
                                Authority Revenue Bonds (Toyota Motors), VRDN, AMT, 3.90% due 8/13/2006 (h)       38,300

Louisiana--3.2%       17,700    Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation
                                Project), VRDN, AMT, 3.10% due 3/01/2025 (h)                                      17,700
                      31,500    Calcasieu Parish, Louisiana, Industrial Development Board,
                                Environmental Revenue Refunding Bonds (Citgo Petroleum Corp.),
                                VRDN, AMT, 3.10% due 3/01/2025 (h)                                                31,500
                       9,760    Eagle Tax-Exempt Trust, Louisiana, VRDN, Series 94, Class 1803,
                                3.11% due 5/01/2008 (h)                                                            9,760
                      15,000    East Baton Rouge Parish, Louisiana, PCR, Refunding (Exxon Project),
                                VRDN, 2.90% due 11/01/2019 (h)                                                    15,000
                                Louisiana Public Facilities Authority, Hospital Revenue Bonds
                                (Willis-Knighton Medical Center Project), VRDN (a)(h):
                      50,800        3.10% due 9/01/2025                                                           50,800
                      30,500        3.10% due 9/01/2027                                                           30,500
                                Louisiana State Offshore Terminal Authority, Deepwater Port
                                Revenue Refunding Bonds (First Stage A-Loop Inc.)(h):
                      26,400        ACES, 3% due 9/01/2006 (f)                                                    26,400
                      14,000        VRDN, 3% due 9/01/2008                                                        14,000




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED                                                (IN THOUSANDS)
                       Face                                                                                     Value
State                 Amount                           Issue                                                  (Note 1a)
Louisiana            $24,200    Plaquemines Parish, Louisiana, Environmental Revenue Bonds
(concluded)                     (BP Exploration & Oil), VRDN, AMT, 3.05% due 10/01/2024 (h)                   $   24,200
                       4,400    Saint Charles Parish, Louisiana, PCR, Refunding
                                (Shell Oil Company Project), VRDN, 2.90% due 6/01/2005 (h)                         4,400
                                Saint Charles Parish, Louisiana, PCR, VRDN, AMT (h):
                      24,400        (Shell Oil Company-Norco Project), 3.05% due 11/01/2021                       24,400
                      21,000        (Shell Oil Company Project), Series A, 3.05% due 10/01/2022                   21,000
                                Saint James Parish, Louisiana, PCR, Refunding (Texas Project), CP:
                      24,030        Series A, 3.20% due 5/13/1999                                                 24,030
                      15,000        Series B, 3.20% due 5/13/1999                                                 15,000
                       4,400    South Louisiana Port Commission, Port Revenue Refunding Bonds
                                (Occidental Petroleum), VRDN, 3.05% due 7/01/2018 (h)                              4,400

Maryland--1.5%        18,000    Anne Arundel County, Maryland, BAN, Series B, 3% due 5/14/1999                    18,000
                      35,700    Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental
                                Petroleum), FLOATS, 3% due 10/14/2011 (h)                                         35,700
                      17,200    Maryland State Health and Higher Educational Facilities Authority,
                                Revenue Refunding Bonds (Pooled Loan Program), VRDN, Series A,
                                3.05% due 4/01/2035 (h)                                                           17,200
                                Montgomery County, Maryland, Consolidated CP:
                      27,500        2.70% due 5/05/1999                                                           27,500
                      50,000        3.20% due 5/17/1999                                                           50,000

Massachusetts--       20,900    Eagle Tax-Exempt Trust, Massachusetts, GO, VRDN, Series 93-J,
1.5%                            3.10% due 8/01/2005 (h)                                                           20,900
                      30,000    Everett, Massachusetts, GO, BAN, 3.25% due 12/17/1999                             30,027
                      18,300    Massachusetts State, GO, Refunding, VRDN, Series B, 2.90%
                                due 8/01/2015 (h)                                                                 18,300
                      11,400    Massachusetts State Health and Educational Facilities
                                Authority, Revenue Bonds (Partners Healthcare System), VRDN,
                                Series P-1, 2.95% due 7/01/2027 (e)(h)                                            11,400
                       2,300    Massachusetts State Health and Educational Facilities
                                Authority, Revenue Refunding Bonds (Harvard University),
                                VRDN, 2.85% due 2/01/2016 (h)                                                      2,300
                       5,000    Massachusetts State Water Resources Authority, FLOATS,
                                Series A-52, 3.10% due 8/01/2024 (h)                                               5,000
                      60,200    Massachusetts State Water Resources Authority, Revenue
                                Refunding Bonds, VRDN, Sub-Series D, 2.95% due 11/01/2026 (c)(h)                  60,200

Michigan--            17,000    Grand Rapids, Michigan, Water Supply Revenue Refunding Bonds,
3.3%                            VRDN, 2.90% due 1/01/2020 (c)(h)                                                  17,000
                       8,460    Holly, Michigan, School District, FLOATS, Series SG-50, 3.07%
                                due 5/01/2020 (h)                                                                  8,460
                                Kent Hospital Finance Authority, Michigan, Revenue Refunding
                                Bonds (Spectrum Health), VRDN (f)(h):
                      24,200        Series B, 3.10% due 1/15/2026                                                 24,200
                      26,800        Series C, 3.10% due 1/15/2026                                                 26,800
                                Michigan Municipal Bond Authority Revenue Notes:
                      73,000        Series D-1, 4.25% due 8/27/1999                                               73,193
                      20,000        Series D-2, 4.25% due 8/27/1999                                               20,053
                      16,505    Michigan State Hospital Finance Authority Revenue Refunding
                                Bonds, VRDN,Series 1997-24, Class A, 3.09% due 12/01/2005 (e)(h)                  16,505
                                Michigan State Strategic Fund Limited Obligation Revenue
                                Refunding Bonds, VRDN (h):
                      11,600        (Consumers Power Company Project), Series A, 2.90% due 6/15/2010              11,600
                       6,150        (Detroit Edison Company), Series CC, 2.90% due 9/01/2030                       6,150
                      17,300    Monroe County, Michigan, Economic Development Corporation,
                                Limited Obligation Revenue Refunding Bonds (Detroit Edison),
                                VRDN, Series CC, 2.90% due 10/01/2024 (h)                                         17,300
                                Royal Oak, Michigan, Hospital Finance Authority, Hospital
                                Revenue Bonds (William Beaumont Hospital), VRDN (h):
                      14,800        Series J, 2.85% due 1/01/2003                                                 14,800
                       5,300        Series L, 2.85% due 1/01/2027                                                  5,300
                      54,100    University of Michigan, University Hospital Revenue Bonds,
                                VRDN, Series A, 3% due 12/01/2027 (h)                                             54,100



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)                                               (IN THOUSANDS)
                       Face                                                                                     Value
State                 Amount                           Issue                                                  (Note 1a)
Michigan             $13,900    University of Michigan, University Hospital Revenue Refunding Bonds,
(concluded)                     VRDN, Series A, 3% due 12/01/2019 (h)                                         $   13,900
                      15,800    University of Michigan, University Revenue Bonds (Medical Service
                                Plan), VRDN, Series A, 3% due 12/01/2027 (h)                                      15,800

Minnesota--                     Eagle Tax-Exempt Trust, Minnesota:
0.9%                  24,885        Series 1993-G, 2.95% due 7/26/1999                                            24,885
                      46,825        VRDN, Series 1993-A, 2.95% due 8/01/2004 (h)                                  46,825
                      17,575    Minnesota State, GO, Refunding, Various Purpose, 4.25% due 6/01/1999              17,591

Mississippi--         17,600    Harrison County, Mississippi, PCR, Refunding (E.I. du Pont
0.7%                            de Nemours), VRDN, 3% due 9/01/2010 (h)                                           17,600
                       7,000    Jackson County, Mississippi, Industrial Sewer Facilities Revenue
                                Bonds (Chevron U.S.A. Inc. Project), VRDN, AMT, 3.10% due 12/15/2024 (h)           7,000
                                Jackson County, Mississippi, PCR, Refunding (Chevron U.S.A. Inc.
                                Project), VRDN (h):
                       1,300        2.95% due 12/01/2016                                                           1,300
                       4,800        2.95% due 6/01/2023                                                            4,800
                       7,200    Jackson County, Mississippi, Port Facility Revenue Refunding Bonds
                                (Chevron U.S.A. Inc. Project), VRDN, 2.85% due 6/01/2023 (h)                       7,200
                      13,520    Mississippi Business Finance Corporation, Mississippi, Solid Waste
                                Disposal Revenue Refunding Bonds (Mississippi Power Company Project),
                                VRDN, AMT, 3.15% due 5/01/2028 (h)                                                13,520
                      10,500    Mississippi Hospital Equipment and Facilities Authority, CP
                                (North Mississippi Health Services), Series 1, 3% due 5/03/1999                   10,500
                       3,000    Mississippi Hospital Equipment and Facilities Authority Revenue
                                Bonds (Mississippi Baptist Medical Center), VRDN, 3% due 7/01/2012 (h)             3,000

Missouri--1.9%        30,000    Eagle Tax-Exempt Trust, Missouri, VRDN, 3.11% due 8/01/2006 (h)                   30,000
                                Missouri Higher Education Loan Authority, Student Loan
                                Revenue Bonds, VRDN, AMT (h):
                       7,800        Series A, 3.10% due 6/01/2017                                                  7,800
                      11,700        Series B, 3.10% due 6/01/2020                                                 11,700
                      14,510    Missouri State, GO, Refunding (Third Street Building),
                                Series A, 7.50% due 8/01/1999                                                     14,729
                       5,000    Missouri State Health and Educational Facilities Authority,
                                Health Facilities Revenue Bonds (Sisters of Mercy Health System),
                                VRDN, Series A, 3% due 6/01/2019 (h)                                               5,000
                      12,000    Missouri State Health and Educational Facilities Authority,
                                School District Advance Funding Notes (Special School District),
                                Series L, 4.25% due 9/13/1999                                                     12,031
                      10,098    Sikeston, Missouri, Electric Revenue Bonds, Tender Option
                                Certificates, Series BTP-186, 3% due 6/01/2002 (g)                                10,098
                      95,000    University of Missouri Revenue Bonds, Capital Projects Notes,
                                Series FY 1998-99, 4.25% due 6/30/1999                                            95,145

Nebraska--                      NebHelp Inc., Nebraska, Revenue Bonds (Student Loan Program), VRDN (h):
0.1%                   3,550        AMT, Series A, 3.20% due 12/01/2016 (i)                                        3,550
                       3,100        Series C, 3.10% due 12/01/2015 (f)                                             3,100

Nevada--1.5%         127,115    Clark County, Nevada, Airport Improvement Revenue Refunding
                                Bonds, VRDN, Series A, 2.90% due 7/01/2012 (f)(h)                                127,115
                       7,075    Nevada Housing Division Revenue Bonds (Multi-Unit Housing-Mesquite),
                                VRDN, AMT, Series B, 3.30% due 5/01/2028 (h)                                       7,075
                       9,100    Nevada State Tender Option Certificates, Series BTP-236, 3% due 8/25/1999          9,100

New Hampshire--        7,415    New Hampshire State Business Finance Authority, Resource Recovery Revenue
0.1%                            Refunding Bonds (Wheelabrator), VRDN, Series A, 3.05% due 1/01/2018 (h)            7,415
                       5,700    New Hampshire State, HFA, M/F Housing Revenue Bonds
                                (P.R.A. Properties-Pheasant Run Project), VRDN, AMT, 3.05% due 5/01/2025 (h)       5,700

New Jersey--          27,300    Eagle Tax-Exempt Trust, New Jersey, VRDN, Series 96, Class 3001,
0.6%                            2.95% due 2/15/2007 (h)                                                           27,300
                      22,500    Essex County, New Jersey, Improvement Authority, BAN, 3.50% due 3/31/2000         22,575
                       6,700    New Jersey EDA, Economic Development Revenue Refunding Bonds
                                (Foreign Trade Zone Project), VRDN, 2.40% due 12/01/2007 (h)                       6,700



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)                                               (IN THOUSANDS)
                       Face                                                                                     Value
State                 Amount                           Issue                                                  (Note 1a)
New Mexico--        $ 27,600    Farmington, New Mexico, PCR (Arizona Public Service Company), VRDN,
2.1%                            AMT, Series C, 3% due 9/01/2024 (h)                                           $   27,600
                                Farmington, New Mexico, PCR, Refunding (Arizona Public Service
                                Company), VRDN (h):
                       3,100        Series A, 2.85% due 5/01/2024                                                  3,100
                      23,220        Series B, 3% due 9/01/2024                                                    23,220
                       8,600    Hurley, New Mexico, PCR (Kennecott Santa Fe), UPDATES,
                                2.85% due 12/01/2015 (h)                                                           8,600
                       5,155    New Mexico State Highway Commission, Tax Revenue Bonds,
                                Senior Sub-Lien, Series A, 4.25% due 6/15/1999                                     5,165
                      32,200    New Mexico State Hospital Equipment Loan, Council Revenue
                                funding Bonds (Catholic Health), VRDN, Series B, 3% due 12/01/2022 (h)            32,200
                     100,000    New Mexico State, TRAN, 4.25% due 6/30/1999                                      100,156

New York--            16,000    Brentwood, New York, Union Free High School District, GO, TAN,
7.5%                            75% due 6/30/1999                                                                 16,005
                       8,000    Buffalo, New York, GO, RAN, Series A, 3.75% due 7/27/1999                          8,019
                      20,000    Copake Taconic Hills, New York, Central School District, GO,
                                N, 4.25% due 4/08/1999                                                            20,002
                      24,700    Eagle Tax-Exempt Trust, New York State Memorial (Sloan),
                                VRDN, Series 96, Class 3202, 2.90% due 7/01/2023 (h)                              24,700
                       4,000    Hicksville, New York, Union Free School District, GO, TAN,
                                3.90% due 6/23/1999                                                                4,002
                                Long Island Power Authority, New York, Electric System
                                Revenue Bonds:
                      20,000        Series A, 4.50% due 12/01/1999                                                20,164
                      79,300        VRDN, Sub-Series 2, 2.80% due 5/01/2033 (h)                                   79,300
                      34,200        VRDN, Sub-Series 5, 3.15% due 5/01/2033 (h)                                   34,200
                      31,000    Municipal Assistance Corporation for New York City, New York,
                                Revenue Bonds, VRDN, Series F, 2.90% due 7/01/2008 (h)                            31,000
                      20,000    Municipal Assistance Corporation for New York City,
                                New York, Revenue Refunding Bonds, Sub-Series K-1, 3.15% due 5/05/1999 (g)        20,000
                      15,000    New York City, New York, City Municipal Water Finance Authority,
                                CP, Series 3, 3.05% due 4/21/1999                                                 15,000
                                New York City, New York, City Municipal Water Finance Authority,
                                Water and Sewer System Revenue Bonds:
                      15,000        CP, 2.75% due 4/13/1999                                                       15,000
                       5,670        FLOATS, Series A-73, 3.10% due 6/15/2029 (h)                                   5,670
                                New York City, New York, City Municipal Water Finance Authority,
                                Water and Sewer System Revenue Refunding Bonds, VRDN (h):
                      21,500        MSTR, SGB-27, 3.16% due 6/15/2024 (e)                                         21,500
                      22,450        Series G, 2.95% due 6/15/2024 (c)                                             22,450
                                New York City, New York, FLOATS (h):
                     106,000        Series A-76, 2.90% due 4/13/1999                                             106,000
                      17,000        Series A-77, 2.90% due 4/13/1999                                              16,997
                      40,000        Series A-78, 2.90% due 4/13/1999                                              40,000
                      11,440    New York City, New York, GO, Refunding, Series A, 4.25% due 8/01/1999             11,469
                                New York City, New York, GO, VRDN (h):
                       8,400        Series B, Sub-Series B-3, 2.90% due 8/15/2004 (f)                              8,400
                       1,610        Series B, Sub-Series B-5, 3% due 8/15/2022 (f)                                 1,610
                      10,400        Series F-5, 2.80% due 2/15/2016                                               10,400
                       3,000        Sub-Series A-7, 2.95% due 8/01/2019                                            3,000
                                New York State, HFA, Revenue Bonds, VRDN (h):
                      20,390        (Normandie Court-I Project), 2.75% due 5/15/2015                              20,390
                      12,500        (Tribeca Park Housing ), AMT, Series A, 2.80% due 11/01/2030                  12,500
                      48,000    New York State Local Assistance Corporation Revenue Bonds,
                                VRDN, Series A, 2.80% due 4/01/2022 (h)                                           48,000
                      19,000    New York State Local Government Assistance Corporation, Revenue
                                Refunding Bonds, MSTR, VRDN, Series SGA-59, 3.05% due 4/01/2019 (h)               19,000
                      53,340    New York State Power Authority Revenue and General Purpose
                                Bonds, 2.90% due 9/01/1999                                                        53,340
                       7,000    New York State Thruway Authority, General Revenue Bonds,
                                VRDN, 2.85% due 1/01/2024 (c)(h)                                                   7,000




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)                                               (IN THOUSANDS)
                       Face                                                                                     Value
State                 Amount                           Issue                                                  (Note 1a)
New York                        Port Authority of New York and New Jersey, Special Obligation Revenue
(concluded)                     Refunding Bonds, Versatile Structure Obligation, VRDN (h):
                     $14,600        Series 3, 2.85% due 6/01/2020                                             $   14,600
                       6,500        Series 5, 2.85% due 8/01/2024                                                  6,500
                      15,000    Rochester, New York, GO, BAN, Series II, 3.10% due 10/28/1999                     15,000

North Carolina--       2,940    Craven County, North Carolina, Industrial Facilities and Pollution
0.6%                            Control Financing Authority, Resource Revenue Bonds (Craven Wood
                                Energy Project), VRDN, 3.10% due 5/01/2011 (h)                                     2,940
                      16,075    North Carolina Medical Care Commission, Health Care Facilities
                                Revenue Bonds (Cabarrus Memorial Hospital Project), VRDN, 3%
                                due 3/01/2012 (h)                                                                 16,075
                                North Carolina Medical Care Commission, Hospital Revenue Bonds (h):
                       1,700        (Duke University Hospital Project), VRDN, Series B, 2.95% due 6/01/2015        1,700
                       2,000        (Duke University Hospital Project), VRDN, Series C, 2.95% due 6/01/2015        2,000
                       2,300        (Pooled Financing Project), ACES, Series A, 3% due 10/01/2020                  2,300
                       8,800    North Carolina Medical Care Commission Revenue Bonds (Carol Woods
                                Project), VRDN, 2.95% due 4/01/2021 (h)                                            8,800
                      15,000    North Carolina Municipal Power Agency, Number 1 Catawba Electric
                                Revenue Bonds, CP, 2.95% due 5/11/1999                                            15,000
                                Raleigh Durham, North Carolina, Airport Authority, Special
                                Facility Revenue Refunding Bonds (American Airlines), VRDN (h):
                       8,300        Series A, 2.90% due 11/01/2015                                                 8,300
                       2,000        Series B, 2.90% due 11/01/2015                                                 2,000

North Dakota--        12,700    Grand Forks, North Dakota, Health Care Facilities Revenue Bonds
0.3%                            (The United Hospital Obligation Group), VRDN, Series A, 2.90%
                                due 12/01/2025 (h)                                                                12,700
                      15,000    North Dakota, State HFA, Home Mortgage Revenue Bonds (Housing
                                Finance Program), AMT, Series C, 3.20% due 4/01/2000                              15,000

Ohio--2.1%            29,825    Cuyahoga County, Ohio, Hospital Revenue Bonds (The Cleveland
                                Clinic), VRDN, Series D, 2.90% due 1/01/2026 (h)                                  29,825
                      18,125    Cuyahoga County, Ohio, Hospital Revenue Refunding Bonds, VRDN,
                                Series A, 3% due 1/01/2016 (a)(h)                                                 18,125
                      22,275    Eagle Tax-Exempt Trust, Ohio State Turnpike, VRDN, Series 98,
                                Class 3503, 2.95% due 2/15/2026 (h)                                               22,275
                      10,500    Eagle Tax-Exempt Trust, Ohio, VRDN, Series 95, Class 3502,
                                3.06% due 7/01/2015 (h)                                                           10,500
                      18,150    Franklin County, Ohio, Hospital Revenue Refunding and
                                Improvement Bonds (U.S. Health Corporation), VRDN, Series A, 3.05%
                                due 12/01/2021 (h)                                                                18,150
                      46,700    Montgomery County, Ohio, Revenue Refunding Bonds (Miami Valley
                                Hospital), VRDN, Series A, 2.85% due 11/15/2022 (h)                               46,700
                       1,865    Ohio HFA, M/F Housing Revenue Bonds (Kenwood Congregate-Retire),
                                VRDN, 3% due 12/01/2015 (h)                                                        1,865
                      12,500    Ohio HFA, Residential Mortgage Revenue Bonds, AMT, Series
                                A-2, 3.05% due 9/01/1999                                                          12,500
                      17,600    Ohio State Air Quality Development Authority Revenue Bonds,
                                VRDN, Series B, 3% due 12/01/2015 (h)                                             17,600
                       8,100    Ohio State Air Quality Development Authority Revenue Refunding
                                Bonds (Cincinnati Gas and Electric), VRDN, Series B, 2.85% due 9/01/2030 (h)       8,100
                      17,900    Ohio State University General Receipts Revenue Bonds,
                                VRDN, 2.85% due 12/01/2007 (h)                                                    17,900
                       4,200    Paudling County, Ohio, Solid Waste Disposal Revenue Bonds
                                (Lafarge Corporation Project), VRDN, AMT, 2.95% due 8/01/2026 (h)                  4,200

Oklahoma--            10,250    Grand River Dam Authority, Oklahoma, Revenue Bonds, FLOATS,
0.1%                            Series SG-42, 3.07% due 6/01/2009 (h)                                             10,250



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)                                               (IN THOUSANDS)
                       Face                                                                                     Value
State                 Amount                           Issue                                                  (Note 1a)
Oregon--0.3%         $10,700    Oregon State Health, Housing, Educational and Cultural
                                Facilities Authority Revenue Bonds (Sacred Heart Medical Center),
                                VRDN, Series A, 3.05% due 11/01/2028 (h)                                      $   10,700
                       4,750    Oregon State Housing and Community Services Department,
                                Mortgage Revenue Bonds, S/F Mortgage Program, Series I, 3.15%
                                due 12/01/1999                                                                     4,750
                      16,140    Oregon State Housing and Community Services Department, Mortgage
                                Revenue Refunding Bonds, S/F Mortgage Program, Series E, 3.60% due 8/31/1999      16,140

Pennsylvania--        36,700    Allegheny County, Pennsylvania, Higher Education Building Authority,
2.6%                            University Revenue Bonds (Carnegie Mellon University), VRDN, 2.85%
                                due 12/01/2033 (h)                                                                36,700
                                Allegheny County, Pennsylvania, Hospital Development Authority
                                Revenue Bonds (Presbyterian Health Center), VRDN (f)(h):
                       4,800        Series A, 3.15% due 3/01/2020                                                  4,800
                       6,100        Series C, 3.15% due 3/01/2020                                                  6,100
                      23,500    Allegheny County, Pennsylvania, IDA, Revenue Bonds (Duquesne
                                Pollution Project), CP, Series A, 2.90% due 4/15/1999                             23,500
                      19,000    Berks County, Pennsylvania, IDA, Revenue Bonds (Healthcare-Lutheran
                                Services), VRDN, Series A, 3.05% due 1/01/2028 (a)(h)                             19,000
                       2,500    Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance
                                Co. Project), VRDN, 3.15% due 12/01/2014 (h)                                       2,500
                       5,600    Delaware County, Pennsylvania, IDA, PCR (BP Oil Inc. Project),
                                UPDATES, 2.90% due 12/01/2009 (h)                                                  5,600
                      15,700    Delaware County, Pennsylvania, IDA, PCR, Refunding (Philadelphia
                                Electric Company), VRDN, Series A, 2.85% due 8/01/2016 (h)                        15,700
                                Eagle Tax-Exempt Trust, Pennsylvania GO, VRDN(h):
                      18,735        Series 94, Class 3803, 3.15% due 5/01/2008                                    18,735
                      12,870        Series 96C, Class 4301, 3.11% due 5/01/2015                                   12,870
                      35,000    Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN,
                                3.05% due 12/01/2028 (e)(h)                                                       35,000
                      12,000    Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38,
                                3.16% due 9/15/2020 (h)                                                           12,000
                                Pennsylvania State Higher Education Assistance Agency, Student
                                Loan Revenue Bonds, VRDN, AMT (h)(i):
                      11,200        Series A, 3.10% due 1/01/2018                                                 11,200
                       5,000        Series B, 3.10% due 7/01/2018                                                  5,000
                      18,010    Pennsylvania State Higher Educational Facilities Authority,
                                College and University Revenue Bonds (Temple University), FLOATS,
                                2.85% due 10/01/2009 (b)(h)                                                       18,010
                       3,200    Pennsylvania State Higher Educational Facilities Authority, Revenue
                                Refunding Bonds (Carnegie Mellon University), VRDN, Series B, 2.85%
                                due 11/01/2027 (h)                                                                 3,200
                      19,000    Philadelphia, Pennsylvania, GO, TRAN, Series A, 4.25% due 6/30/1999               19,028
                       5,200    Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue
                                Refunding Bonds (Northeastern Power Company), VRDN, Series A, 3%
                                due 12/01/2022 (h)                                                                 5,200

South Carolina--                Berkeley County, South Carolina, Exempt Facilities, Industrial Revenue
2.4%                            Bonds (Amoco Chemical Company Project), VRDN, AMT (h):
                      15,300        3.05% due 4/01/2027                                                           15,300
                       5,700        3.05% due 4/01/2028                                                            5,700
                       2,000    Berkeley County, South Carolina, Pollution Control Facilities,
                                Revenue Refunding Bonds (Amoco Chemical Company Project), VRDN, 2.85%
                                due 7/01/2012 (h)                                                                  2,000
                                Charleston County, South Carolina, School District GO:
                      17,150        3.50% due 2/01/2000                                                           17,208
                      44,000        BAN, Series B, 4% due 4/30/1999                                               44,018
                      13,500    Charleston, South Carolina, GO, TAN, 3.50% due 3/15/2000                          13,563
                      14,850    Eagle Tax-Exempt Trust, South Carolina Public Works, VRDN, Series 96A,
                                3.11% due 1/01/2022 (h)                                                           14,850
                                Florence County, South Carolina, Solid Waste Disposal and Wastewater
                                Treament Revenue Bonds (Roche Carolina Inc. Project), VRDN, AMT (h):
                      35,000        3.10% due 4/01/2026                                                           35,000
                      19,200        3.10% due 4/01/2027                                                           19,200



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)                                               (IN THOUSANDS)
                       Face                                                                                     Value
State                 Amount                           Issue                                                  (Note 1a)
South Carolina                  South Carolina Jobs EDA, Economic Development Revenue Bonds,
(concluded)                     VRDN, AMT (h):
                     $ 4,430        (Saint Francis Hospital), 2.90% due 7/01/2022                             $    4,430
                       5,400        (Wellman Inc. Project), 3.15% due 12/01/2010                                   5,400
                      12,095        (Wellman Inc. Project), 3.15% due 12/01/2012                                  12,095
                                South Carolina State Public Service Authority, Electric Revenue
                                and Electric System Expansion Revenue Bonds, CP:
                      11,500        2.95% due 5/05/1999                                                           11,500
                      10,000        3% due 7/28/1999                                                              10,000
                                York County, South Carolina, PCR (North Carolina Electric Project):
                      10,460        Series 84N-3, 3% due 9/15/1999                                                10,460
                      15,000        Series 84N-6, 3% due 9/15/1999                                                15,000

South Dakota--        13,300    Lawrence County, South Dakota, Solid Waste Disposal Revenue Bonds
0.1%                            (Homestake
                                Mining), VRDN, AMT, Series A, 3.05% due 7/01/2032 (h)                             13,300

Tennessee--           24,500    Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled
1.5%                            Financing (Tennessee Municipal Bond Fund), VRDN, 3% due 11/01/2027 (h)            24,500
                       9,400    Cleveland, Tennessee, IDB, Revenue Bonds (Newly Weds Project),
                                VRDN, AMT, 3.15% due 1/01/2012 (h)                                                 9,400
                       8,100    Loudon, Tennessee, IDB, Revenue Refunding Bonds (A.E. Staley
                                Manufacturing Co. Project), VRDN, 3.05% due 9/01/2001 (h)                          8,100
                      13,000    Montgomery County, Tennessee, Public Building Authority, Pooled
                                Financing Revenue Bonds (Montgomery County Loan), VRDN, 3%
                                due 7/01/2019 (h)                                                                 13,000
                                Sevier County, Tennessee, Public Building Authority Revenue
                                Bonds, VRDN (a)(h):
                       8,000        Local Government Public Improvement II, Series F-3, 3% due 6/01/2005           8,000
                      10,000        Local Government Public Improvement III, Series D-2, 3% due 6/01/2017         10,000
                                Shelby County, Tennessee, CP, Series 97-B:
                       9,000        3% due 5/03/1999                                                               9,000
                       5,000        3% due 5/06/1999                                                               5,000
                      19,500        2.95% due 5/12/1999                                                           19,500
                      22,000    Tennessee State, GO, VRDN, Series A, 3.05% due 7/01/2001 (h)                      22,000
                      21,000    Tennessee State Local Development Authority Revenue Bonds, State
                                Loan Programs, BAN, Series A, 4% due 5/19/1999                                    21,007

Texas--17.9%          12,000    Austin, Texas, Travis and Williamson Counties Combined Utility
                                Local, CP, 3% due 5/04/1999                                                       12,000
                      10,000    Brazos River Authority, Texas, Harbor Navigational District,
                                Brazoria County Revenue Bonds (BASF Corp.), VRDN, AMT, 3.10%
                                due 4/01/2032 (h)                                                                 10,000
                                Brazos River Authority, Texas, PCR, Refunding (Texas Utilities
                                Electric Company), VRDN, AMT (h):
                       8,400        Series A, 3.10% due 3/01/2026 (a)                                              8,400
                       9,700        Series A, 3.10% due 2/01/2032 (f)                                              9,700
                      24,005        Series B, 2.95% due 2/01/2032 (f)                                             24,005
                      15,800        Series C, 3.10% due 6/01/2030 (a)                                             15,800
                       8,400        Series C, 3.10% due 2/01/2032 (f)                                              8,400
                      15,600    Brazos River Authority, Texas, PCR (Texas Utilities Electric
                                Company), VRDN, AMT, Series A, 3.10% due 4/01/2030 (h)                            15,600
                      20,100    Coastal Bend Health Facilities Development Corp., Texas,
                                Revenue Bonds (Incarnate World Health System), UPDATES, Series B,
                                3.075% due 8/15/2028 (a)(h)                                                       20,100
                       4,000    Corpus Christi, Texas, Industrial Development Crop, IDR
                                (Dedietrich USA Incorporated Project), VRDN, 3.20% due 11/01/2008 (h)              4,000
                                Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds,
                                VRDN, AMT (f)(h):
                      15,785        Series SGB-46, 3.12% due 11/01/2020                                           15,785
                      25,300        Series SGB-49, 3.05% due 11/01/2023                                           25,300
                       9,495        Series SGB-52, 3.12% due 11/01/2017                                            9,495



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)                                               (IN THOUSANDS)
                       Face                                                                                     Value
State                 Amount                           Issue                                                  (Note 1a)
Texas                $ 6,600    Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding Bonds,
(continued)                     MSTR, VRDN, Series SGB-5, 3.16% due 11/01/2015 (c)(h)                         $    6,600
                       9,900    Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, VRDN,
                                Series 96C, Class 4301, 2.90% due 11/01/2005 (h)                                   9,900
                       5,300    Grapevine, Texas, Industrial Development Corporation, Airport
                                Revenue Refunding Bonds (Southern Air Transport), VRDN,
                                3.05% due 3/01/2010 (h)                                                            5,300
                       7,300    Gulf Coast IDA, Texas, Marine Terminal Revenue Bonds
                                (Amoco Oil Company Project), VRDN, AMT, 3.05% due 4/01/2028 (h)                    7,300
                                Gulf Coast IDA, Texas, Solid Waste Disposal Revenue Bonds
                                (Citgo Petroleum Corporation Project), VRDN, AMT (h):
                      13,700        3.10% due 5/01/2025                                                           13,700
                       7,400        3.10% due 4/01/2026                                                            7,400
                      28,500    Gulf Coast Waste Disposal Authority, Texas, Environmental
                                Facilities Revenue Refunding Bonds (Amoco Oil Company Project),
                                VRDN, AMT, 3.05% due 1/01/2026 (h)                                                28,500
                                Gulf Coast Waste Disposal Authority, Texas, PCR (Amoco Oil
                                Company Project), VRDN, AMT (h):
                      42,200        3.05% due 5/01/2023                                                           42,200
                      36,300        3.05% due 6/01/2024                                                           36,300
                                Gulf Coast Waste Disposal Authority, Texas, PCR, Refunding, VRDN (h):
                      10,000        (Amoco Oil Company Project), 3% due 10/01/2017                                10,000
                      14,400        (Exxon Project), 2.85% due 6/01/2020                                          14,400
                      32,800    Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds
                                (Amoco Oil Company Project), VRDN, AMT, 3.05% due 7/01/2027 (h)                   32,800
                                Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding
                                Bonds (Amoco Oil Company Project), VRDN, AMT (h):
                      37,600        3.05% due 8/01/2023                                                           37,600
                      19,500        3.05% due 5/01/2024                                                           19,500
                      17,710    Harris County, Texas, FLOATS, Series SG-45, 3.07% due 8/15/2016 (h)               17,710
                      10,000    Harris County, Texas, GO, Refunding, 3% due 10/01/1999 (f)                         9,851
                                Harris County, Texas, GO, Refunding, Toll Road, Sub-Lien, VRDN (h):
                      31,900        Series B, 2.95% due 8/01/2015                                                 31,900
                      20,870        Series D, 2.95% due 8/01/2015                                                 20,870
                       5,000        Series E, 2.95% due 8/01/2015                                                  5,000
                      25,000        Series H, 3% due 8/01/2020                                                    25,000
                     145,200    Harris County, Texas, Health Facilities Development Corporation,
                                Hospital Revenue Bonds (Methodist Hospital), VRDN, 2.90% due 12/01/2026 (h)      145,200
                      11,700    Harris County, Texas, Health Facilities Development Corporation,
                                Hospital Revenue Refunding Bonds (Memorial Hospital System Project),
                                VRDN, Series B, 3.15% due 6/01/2024 (f)(h)                                        11,700
                     172,650    Harris County, Texas, Health Facilities Development Corporation,
                                Hospital Revenue Refunding Bonds (Methodist Hospital), VRDN,
                                2.90% due 12/01/2025 (h)                                                         172,650
                                Harris County, Texas, Industrial Development Corporation, PCR, VRDN (h):
                       7,900        2.85% due 3/01/2024                                                            7,900
                       8,100        (Exxon Project), AMT, 3.10% due 8/15/2027                                      8,100
                      12,000    Harris County, Texas, Industrial Development Corporation, Revenue
                                Refunding Bonds (Shell Oil Company Project), VRDN, 3% due 4/01/2027 (h)           12,000
                                Harris County, Texas, Industrial Development Corporation, Solid
                                Waste Disposal Revenue Bonds, VRDN, AMT (h):
                      46,100        (Deer Park Limited Partnership), Series A, 3.20% due 2/01/2023                46,100
                      11,000        (Exxon Project), 3% due 4/01/2033                                             11,000
                      24,200    Hockley County, Texas, Industrial Development Corporation, PCR
                                (Amoco Project-Standard Oil Company), 2.90% due 9/01/1999                         24,200
                      12,430    Lower Colorado River Authority, Texas, Revenue Refunding Bonds,
                                Junior Lien, VRDN, Third Supplemental Series, 3.10% due 1/01/2013 (f)(h)          12,430
                      21,900    Lubbock, Texas, Health Facilities Development Corporation, Revenue
                                Refunding Bonds (Saint Joseph Health System), VRDN, 3% due 7/01/2013 (h)          21,900
                      14,955    Morristown, Tennessee, IDB, Revenue Refunding Bonds (Akzo Chemicals, Inc.
                                Project), VRDN, 3.05% due 8/01/2001 (h)                                           14,955



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)                                               (IN THOUSANDS)
                       Face                                                                                     Value
State                 Amount                           Issue                                                  (Note 1a)
Texas                           North Central Texas Health Facility Development Corporation Revenue
(concluded)                     Bonds (Methodist Hospitals Dallas), Series B:
                     $22,000        CP, 2.90% due 4/08/1999                                                   $   22,000
                      17,200        VRDN, 2.90% due 10/01/2015 (f)(h)                                             17,200
                                North Texas Higher Education Authority Inc., Student Loan Revenue
                                Bonds, VRDN, AMT (a)(h)(i):
                      12,800        Series C, 3.10% due 4/01/2020                                                 12,800
                      13,700        Series F, 3.10% due 4/01/2020                                                 13,700
                                North Texas Higher Education Authority Inc., Student Loan Revenue
                                Refunding Bonds, VRDN, AMT (h):
                      27,900        3.10% due 3/01/2005                                                           27,900
                      26,000        3.05% due 12/01/2032                                                          26,000
                      29,000        Series A, 3.10% due 4/01/2005                                                 29,000
                       5,000        Series A, 3.10% due 4/01/2020 (a)                                              5,000
                                Panhandle-Plains, Texas, Higher Education Authority Incorporated,
                                Student Loan Revenue Bonds, VRDN, AMT, Series A (h):
                       9,000        3.15% due 6/01/2021                                                            9,000
                      13,700        3.15% due 6/01/2025                                                           13,700
                       4,700    Panhandle-Plains, Texas, Higher Education Authority Incorporated,
                                Student Loan Revenue Refunding Bonds, VRDN, AMT, Series A, 3.15%
                                due 6/01/2008 (h)                                                                  4,700
                      20,000    Port Arthur, Texas, Navigation District Revenue Bonds
                                (BASF Corporation Project), VRDN, AMT, 3.10% due 4/01/2033 (h)                    20,000
                      14,400    Port Arthur, Texas, Navigation District, Revenue Refunding Bonds
                                (Texaco Inc. Project), VRDN, 2.90% due 10/01/2024 (h)                             14,400
                      18,800    Port Corpus Christi, Texas, Industrial Development Corporation,
                                Sewer and Solid Waste Revenue Bonds (Citgo Petroleum Corporation
                                Project), VRDN, AMT, 3.10% due 4/01/2026 (h)                                      18,800
                      20,600    Sabine River Authority, Texas, PCR, Refunding (Texas Utilities
                                Electric Company Project), VRDN, Series A, 3% due 3/01/2026 (a)(h)                20,600
                      15,900    Sabine River Authority, Texas, PCR (Texas Utilities Electric
                                Company Project), VRDN, AMT, Series B, 3.05% due 3/01/2026 (a)(h)                 15,900
                      13,400    San Antonio, Texas, Higher Education Authority, Revenue Refunding
                                Bonds (Trinity University Project), VRDN, 3.10% due 4/01/2004 (h)                 13,400
                      10,000    San Antonio, Texas, Hotel Occupancy Revenue Bonds, FLOATS,
                                Series SG-51, 3.07% due 8/15/2019 (h)                                             10,000
                      52,200    South Texas Higher Education Authority Incorporated Revenue
                                Bonds, VRDN, AMT, 3.15% due 12/01/2027 (f)(h)                                     52,200
                      11,300    Southwest Texas Higher Education Authority Incorporated,
                                Revenue Refunding Bonds (Southern Methodist University), VRDN,
                                2.90% due 7/01/2015 (h)                                                           11,300
                      35,645    Texas State, GO, Refunding (Veterans Housing Assistance Fund I),
                                VRDN, 3.05% due 12/01/2016 (h)                                                    35,645
                      11,300    Texas State, GO, Series B, 5% due 10/01/1999                                      11,404
                                Texas State Public Finance Authority Revenue Bonds, CP:
                      20,000        Series A, 3% due 5/06/1999                                                    20,000
                       7,000        Series B, 3% due 5/03/1999                                                     7,000
                     141,538    Texas State TRAN, 4.50% due 8/31/1999                                            142,259
                      22,770    Texas State Tender Option Certificates, VRDN, Series BTP-240,
                                3.20% due 10/01/2008 (h)                                                          22,770
                      28,400    Texas State, Water Development Board, VRDN, Series A, 2.90%
                                due 3/01/2015 (h)                                                                 28,400
                      21,700    Texas Technology University Revenue Bonds (Board of Regents),
                                CP, Series A, 2.75% due 5/10/1999                                                 21,700
                      21,200    Trinity River Authority, Texas, PCR, Refunding (Utilities
                                Electric Company), VRDN, AMT, Series A, 3.10% due 3/01/2026 (a)(h)                21,200
                      20,300    West Side Calhoun County, Texas, Development Revenue Bonds
                                (Sohio Chemical Company Project), VRDN, 2.90% due 12/01/2015 (h)                  20,300
                       4,200    West Side Calhoun County, Texas, Navigation District Sewer and
                                Solid Waste District Revenue Bonds (BP Chemicals Inc. Project),
                                VRDN, AMT, 3.05% due 4/01/2031 (h)                                                 4,200




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)                                               (IN THOUSANDS)
                       Face                                                                                     Value
State                 Amount                           Issue                                                  (Note 1a)
Utah--2.4%           $74,600    Emery County, Utah, PCR, Refunding (Pacificorp Projects), VRDN,
                                2.90% due 11/01/2024 (a)(h)                                                   $   74,600
                                Intermountain Power Agency, Utah, Power Supply CP:
                       5,000        Series B-3, 2.85% due 5/07/1999                                                5,000
                      10,000        Series B-3, 3.15% due 5/07/1999                                               10,000
                      15,500        Series F, 3.15% due 5/07/1999                                                 15,500
                       6,180    Jordan, Utah, School District, Tender Option Certificates, VRDN,
                                Series BTP-252, 3.25% due 6/15/2007 (h)                                            6,180
                      10,000    Salt Lake City, Utah, Revenue Bonds, Pooled, VRDN, Class A, 3.05%
                                due 1/01/2020 (h)                                                                 10,000
                                Salt Lake County, Utah, PCR, Refunding (Service Station Holdings
                                Project), VRDN (h):
                      36,900        2.85% due 2/01/2008                                                           36,900
                      35,205        Series B, 2.90% due 8/01/2007                                                 35,205
                       6,000    Utah State Board of Regents, Student Loan Revenue Bonds, VRDN,
                                AMT, Series C, 3.10% due 11/01/2013 (a)(h)                                         6,000
                      33,500    Utah State Board of Regents, Student Loan Revenue Refunding Bonds,
                                VRDN, AMT, Series L, 3.10% due 11/01/2025 (a)(h)                                  33,500

Vermont--0.3%         25,775    Vermont State Student Assistance Corporation, Student Loan
                                Revenue Bonds, FLOATS, 3% due 1/01/2004 (h)                                       25,775

Virginia--1.4%         8,885    Eagle Tax-Exempt Trust, Virginia, VRDN, Series 95, Class 4602,
                                3.06% due 1/15/2013 (h)                                                            8,885
                       7,720    Fairfax County, Virginia, Sewer Revenue Bonds, 7% due 11/15/1999 (a)(g)            8,051
                      51,000    Metropolitan Washington D.C. Airports Authority, Virginia, General
                                Airport Revenue Refunding Bonds, VRDN, AMT, Series C, 3.05%
                                due 10/01/2027 (h)                                                                51,000
                                Norfolk, Virginia, IDA Revenue Bonds (Sentara Hospital), CP, Series A:
                      24,600        2.90% due 4/09/1999                                                           24,600
                      30,000        2.90% due 4/12/1999                                                           30,000
                      16,000    Rockingham County, Virginia, IDA, PCR (Merck & Co., Inc.
                                Project), FLOATS, Series A, 3.25% due 10/01/2020 (h)                              16,000

Washington--          17,025    Eagle Tax-Exempt Trust, Washington, GO, VRDN, Series 96C, Class 4704,
3.6%                            3.10% due 4/01/2011 (h)                                                           17,025
                      31,000    King County, Washington, CP, Series A, 2.95% due 6/08/1999                        31,000
                      30,200    Snohomish County, Washington, Public Utility District Number 001,
                                Electric Revenue Bonds (Generation System), VRDN, 3.05% due 1/01/2025 (f)(h)      30,200
                                Washington State Housing Finance Commission, M/F Housing Revenue
                                Bonds (Arbors on the Park Project), VRDN, AMT (h):
                       6,400        3.25% due 10/01/2024                                                           6,400
                      10,335        3.15% due 1/01/2026                                                           10,335
                       5,000    Washington State Housing Finance Commission Revenue Bonds,
                                S/F Program Notes, AMT, Series 1A-S, 3% due 2/01/2000 (d)                          5,000
                       6,000    Washington State Housing Finance Commission Revenue Refunding
                                Bonds, S/F Program Notes, Series 1N-S, 2.95% due 2/01/2000 (d)                     6,000
                                Washington State Public Power Supply Systems, Nuclear Project
                                Revenue Refunding Bonds, VRDN (h):
                       5,700        Series 1A-1, 3.05% due 7/01/2017                                               5,700
                      23,485        Series 1A-2, 2.95% due 7/01/2017                                              23,485
                                Washington State Public Power Supply Systems, Project Number 2,
                                Electric Revenue Refunding Bonds, VRDN (f)(h):
                      25,000        Series 2A-1, 3.05% due 7/01/2012                                              25,000
                      58,430        Series 2A-2, 2.95% due 7/01/2012                                              58,430
                     120,000    Washington State Public Power Supply Systems, Project Number 3,
                                Electric Revenue Refunding Bonds, Series 3A, 3% due 10/06/1999 (f)               120,000
                       8,400    Yakima County, Washington, Public Corporation Revenue Bonds
                                (Macro Plastics Inc. Project), VRDN, AMT, 3.10% due 12/01/2026 (h)                 8,400

West Virginia--       11,220    Hancock County, West Virginia, County Commission, IDR, Refunding
0.3%                            (The Boc Group Inc. Project), VRDN, 3.05% due 8/01/2005 (h)                       11,220
                      13,600    Marshall County, West Virginia, PCR (Mountaineer Carbon Co.),
                                UPDATES, 2.90% due 12/01/2020 (h)                                                 13,600



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONCLUDED)                                               (IN THOUSANDS)
                       Face                                                                                     Value
State                 Amount                           Issue                                                  (Note 1a)
Wisconsin--          $14,850    Eagle Tax-Exempt Trust, Wisconsin Ball Park, VRDN, Series 98,
2.1%                            Class 4901, 2.95% due 12/15/2026 (h)                                          $   14,850
                       1,560    Eagle Tax-Exempt Trust, Wisconson Housing and Economy, VRDN,
                                Series 94C, Class 4901, 3.11% due 9/01/2015 (h)                                    1,560
                       6,090    Hartland, Wisconsin, IDR (Commercial Communications Inc.
                                Project), VRDN, AMT, 3.20% due 8/01/2009 (h)                                       6,090
                     115,000    Milwaukee, Wisconsin, RAN, Series A, 3.50% due 2/24/2000                         115,564
                      19,000    Pleasant Prairie, Wisconsin, Pollution Revenue Refunding Bonds
                                (Wisconsin Electric Power Company), VRDN, Series C, 3.05% due 9/01/2030 (h)       19,000
                      16,000    Sheboygan, Wisconsin, PCR, Refunding (Wisconsin Power and
                                Light Company Project), VRDN, Series A, 2.90% due 9/01/2015 (h)                   16,000
                      14,500    Wisconsin State Health and Educational Facilities Authority
                                Revenue Bonds (Wheaton Franciscan Services), VRDN, 3.05% due 8/15/2016 (h)        14,500
                      12,375    Wisconsin State Tender Option Certificates, Series BTP-241, 3% due 8/25/1999      12,375

Wyoming--1.8%         13,000    Lincoln County, Wyoming, PCR (Exxon Project), DATES, Series A,
                                2.90% due 11/01/2014 (h)                                                          13,000
                                Lincoln County, Wyoming, PCR (Exxon Project), VRDN, AMT (h):
                      26,300        Series A, 3% due 7/01/2017                                                    26,300
                       9,000        Series B, 3% due 7/01/2017                                                     9,000
                      10,960    Lincoln County, Wyoming, PCR, Refunding (Pacificorp Projects),
                                VRDN, 2.90% due 11/01/2024 (a)(h)                                                 10,960
                                Sublette County, Wyoming, PCR (Exxon Project)(h):
                      17,150        DATES, 2.85% due 11/01/2014                                                   17,150
                      10,200        VRDN, AMT, Series B, 3.10% due 7/01/2017                                      10,200
                                Sweetwater County, Wyoming, PCR, Refunding, VRDN (h):
                      13,900        (Idaho Power Company Project), Series C, 3% due 7/15/2026                     13,900
                      12,000        (Pacificorp Project), 2.90% due 11/01/2024 (a)                                12,000
                      18,000        (Pacificorp Project), Series A, 3.05% due 7/01/2015                           18,000
                                Uinta County, Wyoming, PCR, Refunding (Chevron USA Inc.
                                Project), VRDN (h):
                      44,750        2.95% due 8/15/2020                                                           44,750
                         500        2.95% due 12/01/2022                                                             500

                                Total Investments (Cost--$9,759,772++)--100.3%                                 9,759,772

                                Liabilities in Excess of Other Assets--(0.3%)                                    (29,641)
                                                                                                              ----------
                                Net Assets--100.0%                                                            $9,730,131
                                                                                                              ==========

(a)AMBAC Insured.
(b)Escrowed to Maturity.
(c)FGIC Insured.
(d)FNMA/GNMA Collateralized.
(e)FSA Insured.
(f)MBIA Insured.
(g)Prerefunded.
(h)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1999.
(i)SLMA Collateralized.
 ++Cost for Federal income tax purposes.

See Notes to Financial Statements.



CMA TAX-EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 1999
Assets:
Investments, at value (identified cost--$9,759,772,203)(Note 1a)                                         $ 9,759,772,203
Cash                                                                                                             119,216
Receivables:
 Interest                                                                            $    61,080,615
 Securities sold                                                                             280,849          61,361,464
                                                                                     ---------------
Prepaid registration fees and other assets (Note 1d)                                                           6,924,599
                                                                                                         ---------------
Total assets                                                                                               9,828,177,482
                                                                                                         ---------------
Liabilities:
Payables:
 Securities purchased                                                                     90,791,130
 Investment adviser (Note 2)                                                               3,385,431
 Distributor (Note 2)                                                                      2,987,993
 Dividends to shareholders (Note 1e)                                                             290          97,164,844
                                                                                     ---------------
Accrued expenses and other liabilities                                                                           881,182
                                                                                                         ---------------
Total liabilities                                                                                             98,046,026
                                                                                                         ---------------
Net Assets                                                                                               $ 9,730,131,456
                                                                                                         ===============
Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                               $   973,167,328
Paid-in capital in excess of par                                                                           8,757,541,175
Accumulated realized capital losses--net (Note 4)                                                               (577,047)
                                                                                                         ---------------
Net Assets--Equivalent to $1.00 per share based on 9,731,673,276 shares of
beneficial interest outstanding                                                                          $ 9,730,131,456
                                                                                                         ===============


See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1999
Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                 $   314,847,678
Expenses:
Investment advisory fees (Note 2)                                                    $    35,897,862
Distribution fees (Note 2)                                                                11,618,652
Transfer agent fees (Note 2)                                                               1,482,266
Registration fees (Note 1d)                                                                  858,903
Accounting services (Note 2)                                                                 386,107
Custodian fees                                                                               260,045
Printing and shareholder reports                                                             155,318
Professional fees                                                                             87,507
Pricing fees                                                                                  53,879
Trustees' fees and expenses                                                                   46,582
Other                                                                                         98,489
                                                                                     ---------------
Total expenses                                                                                                50,945,610
                                                                                                         ---------------
Investment income--net                                                                                       263,902,068
Realized Gain on Investments--Net (Note 1c)                                                                      323,017
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $   264,225,085
                                                                                                         ===============


See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                               For the Year Ended
                                                                                                   March 31,
Increase (Decrease) in Net Assets:                                                           1999              1998
Operations:
Investment income--net                                                               $   263,902,068     $   266,097,242
Realized gain on investments--net                                                            323,017             544,094
                                                                                     ---------------     ---------------
Net increase in net assets resulting from operations                                     264,225,085         266,641,336
                                                                                     ---------------     ---------------
Dividends to Shareholders (Note 1e):
Investment income--net                                                                  (263,902,068)       (266,025,682)
                                                                                     ---------------     ---------------
Net decrease in net assets resulting from dividends to shareholders                     (263,902,068)       (266,025,682)
                                                                                     ---------------     ---------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                      33,522,924,440      31,377,164,577
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                      263,901,186         266,028,068
                                                                                     ---------------     ---------------
                                                                                      33,786,825,626      31,643,192,645
Cost of shares redeemed                                                              (33,413,722,416)    (30,634,380,592)
                                                                                     ---------------     ---------------
Net increase in net assets derived from beneficial interest
transactions                                                                             373,103,210       1,008,812,053
                                                                                     ---------------     ---------------
Net Assets:
Total increase in net assets                                                             373,426,227       1,009,427,707
Beginning of year                                                                      9,356,705,229       8,347,277,522
                                                                                     ---------------     ---------------
End of year                                                                          $ 9,730,131,456     $ 9,356,705,229
                                                                                     ===============     ===============


See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                           For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                    1999          1998          1997         1996         1995
Per Share Operating Performance:
Net asset value, beginning of year                      $     1.00   $     1.00    $     1.00   $     1.00    $     1.00
                                                        ----------   ----------    ----------   ----------    ----------
Investment income--net                                         .03          .03           .03          .03           .03
Realized gain (loss) on investments--net                        --++         --++          --++         --++          --++
                                                        ----------   ----------    ----------   ----------    ----------
Total from investment operations                               .03          .03           .03          .03           .03
                                                        ----------   ----------    ----------   ----------    ----------
Less dividends from investment income--net                    (.03)        (.03)         (.03)        (.03)         (.03)
                                                        ----------   ----------    ----------   ----------    ----------
Net asset value, end of year                            $     1.00   $     1.00    $     1.00   $     1.00    $     1.00
                                                        ==========   ==========    ==========   ==========    ==========
Total Investment Return                                      2.87%        3.16%         3.00%        3.31%         2.76%
                                                        ==========   ==========    ==========   ==========    ==========
Ratios to Average Net Assets:
Expenses                                                      .55%         .55%          .55%         .55%          .55%
                                                        ==========   ==========    ==========   ==========    ==========
Investment income--net                                       2.83%        3.11%         2.94%        3.26%         2.70%
                                                        ==========   ==========    ==========   ==========    ==========
Supplemental Data:
Net assets, end of year (in thousands)                  $9,730,131   $9,356,705    $8,347,278   $8,164,160    $7,391,964
                                                        ==========   ==========    ==========   ==========    ==========

++Amount is less than $.01 per share.

  See Notes to Financial Statements.



CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $500 million; 0.425% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of the average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of the average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.


CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1999, the Fund had a net capital loss carryforward of approximately $629,000, all of which expires in 2003. This amount will be available to offset like amounts of any future taxable gains.



<AUDIT-REPORT>
CMA TAX-EXEMPT FUND
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
CMA Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Tax-Exempt Fund as of March 31, 1999, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Tax-Exempt Fund as of March 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
May 14, 1999
</AUDIT-REPORT>




CMA TAX-EXEMPT FUND
IMPORTANT TAX INFORMATION (UNAUDITED)


All of the net investment income distributions paid daily by CMATax-Exempt Fund during its taxable year ended March 31, 1999 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, there were no capital gains distributed by the Fund during the year.

Please retain this information for your records.



CMA TAX-EXEMPT FUND
OFFICERS AND TRUSTEES


Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Arthur Zeikel--Trustee
Vincent R. Giordano--Senior Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and Treasurer
Robert Harris--Secretary


Gerald M. Richard, Treasurer of CMA Tax-ExemptFund has recently retired. His colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Trustees in wishing Mr. Richard well in his retirement.


Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO [(800) 262-4636].